STOCK WARRANTS AND STOCK OPTIONS (Details 2) - $ / shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Dividend yield	0.00%	0.00%
Expected volatility	180.00%
Minimum [Member]
Exercise Price	$ 2.77	$ 1.645
Expected life	2 years 8 months 12 days	1 year
Expected volatility	138.00%	162.00%
Risk free interest rate	0.10%	0.19%
Maximum [Member]
Exercise Price	$ 3.58	$ 3.30
Expected life	6 years 2 months 12 days	2 years 8 months 12 days
Expected volatility	198.00%	181.00%
Risk free interest rate	0.79%	0.43%